UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

    X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001258361

KSL Commercial Mortgage Trust 2024-HT2
______________________________________________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: Not applicable

Central Index Key Number of underwriter: Not applicable

Richard Simpson, Citigroup Commercial Mortgage Securities Inc., (212) 816-5343
______________________________________________________________________________________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Independent Accountants’ Agreed-Upon Procedures Report, dated November 19, 2024, which was obtained by the depositor, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not Applicable

Exhibits.

99.1       Independent Accountants’ Agreed-Upon Procedures Report, dated November 19, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 19, 2024

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Richard Simpson

Name: Richard Simpson
Title: President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated November 19, 2024.